COLUMBIA FUNDS SERIES TRUST

(the “Trust”)

Supplement dated June 1, 2013 to the Statement of Additional Information (the “SAI”),

for certain series of the Trust, dated February 28, 2013, as supplemented

I. COLUMBIA INTERNATIONAL VALUE FUND — PORTFOLIO MANAGEMENT UPDATE

Columbia International Value Fund (the “International Value Fund”) invests all or substantially all of its assets in Columbia International Value Master Portfolio (the “Master Portfolio”), which was subadvised by Brandes Investment Partners, L.P. (“Brandes”) through May 31, 2013. On June 1, 2013 (the “Effective Date”), Columbia Management Investment Advisers, LLC (the “Investment Manager”) assumed day-to-day management responsibilities for the Master Portfolio from Brandes and Fred Copper and Colin Moore of the Investment Manager replaced Brent Woods, Amelia Maccoun Morris, Jeffery Germain, Luiz Sauerbronn and Shingo Omura of Brandes (collectively, the “Brandes Team”) as portfolio managers of the Master Portfolio.

Accordingly, as of the Effective Date, the SAI is modified with the following changes to the section entitled INVESTMENT ADVISORY AND OTHER SERVICES:

a)	The section — Investment Manager and Investment Advisory Services — Portfolio Manager(s) is modified by deleting the table entries for Mr. Copper and Mr. Moore and replacing them with the following:

Portfolio Manager	Fund(s)
Fred Copper	International Value Fund* Multi-Advisor International Equity Fund** Overseas Value Fund

Colin Moore	International Value Fund* Multi-Advisor International Equity Fund** Overseas Value Fund

*	Assumed portfolio management responsibility of the Master Portfolio on June 1, 2013.
**	Responsible for the portion of the Multi-Advisor International Equity Fund that is advised by the Investment Manager.

b)	The section — Investment Manager and Investment Advisory Services — Portfolio Manager(s) Information is modified by adding the following:

Fund	Portfolio Manager	Other Accounts Managed (excluding the Fund)
		Number and Type of Account	Approximate Total Net Assets		Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub- section)

International Value Fund	Fred Copper, CFA†	7 RICs 1 PIVs 7 other accounts	$ $ $	1.926 billion 316.2 million 45.36 million	None	None	(1)

	Colin Moore†	15 RICs 1 PIVs 1 other accounts	$ $ $	6.429 billion 22.72 million 0.212 million	None	None	(2)

†	— Information provided as of January 31, 2013.

c)	The subsection — Investment Manager and Investment Advisory Services — Performance Benchmarks is modified by deleting the table entries for Mr. Copper and Mr. Moore and replacing them with the following:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Fred Copper	International Value Fund	MSCI EAFE Value Index (Net)	Lipper International Multi-Cap Value Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index (Net)	Lipper International Large Cap Core Funds Classification
	Overseas Value Fund	MSCI EAFE Value Index (Net)	Lipper International Multi-Cap Value Funds Classification

Colin Moore	International Value Fund	MSCI EAFE Value Index (Net)	Lipper International Multi-Cap Value Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index (Net)	Lipper International Large Cap Core Funds Classification
	Overseas Value Fund	MSCI EAFE Value Index (Net)	Lipper International Multi-Cap Value Funds Classification

d)	All references to Brandes as the current subadviser, and the Brandes Team as the current portfolio managers, of the Master Portfolio or International Value Fund are deleted.

II. TRANSFER AGENT FEE UPDATE

Effective on July 1, 2013, the transfer agency fee will change.

Accordingly, as of July 1, 2013, the section of the SAI entitled INVESTMENT ADVISORY AND OTHER SERVICES — Other Services Provided — The Transfer Agent is modified by deleting the first paragraph and replacing it with the following:

Columbia Management Investment Services Corp. is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Class I shares and, for at least 12 months after November 1, 2012, Class Y shares are not subject to transfer agency fees. The Funds pay the Transfer Agent an annual transfer agency fee of $19.25 per account, payable monthly for all share classes except for Class I shares and (through at least October 31, 2013) Class Y shares. Prior to July 1, 2013, the Funds paid the Transfer Agent an annual transfer agency fee of $21.00 per account, payable monthly; prior to July 1, 2012, the Funds paid the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly; and prior to September 7, 2010, the Funds paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account payable monthly.

III. COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND — BROKERAGE COMMISSIONS

a)	The section BROKERAGE ALLOCATION AND OTHER PRACTICES — Brokerage Commissions is modified by deleting each table entry for Columbia Multi-Advisor International Equity Fund under — Aggregate Brokerage Commission Paid by the Funds and — Brokerage Commission Paid by the Funds to Certain Broker-Dealers and replacing it with the following:

i.	Aggregate Brokerage Commission Paid by the Funds

Fund	Fiscal Year Ended February 29, 2012		Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010
Multi-Advisor International Equity Fund	$6,939,674	†	$3,260,492	**	$2,712,557	***

†	This amount includes $1,088,448 in commissions paid by the portion of the Fund that was subadvised by Marsico, formerly a subadviser to the Fund and $2,514,510 in commissions paid by the portion of the Fund that is subadvised by Threadneedle.
**	This amount includes $1,959,965 in commissions paid by the portion of the Fund that was subadvised by Marsico, formerly a subadviser to the Fund.
***	This amount includes $220,976 in commissions paid by the portion of the Fund that was subadvised by Causeway Capital Management LLC, formerly a subadviser to the Fund, and $2,491,581 in commissions paid by the portion of the Fund that was subadvised by Marsico, formerly a subadviser to the Fund.

ii.	Brokerage Commissions Paid by the Funds to Certain Broker-Dealers

Fund	Broker/Dealer*	Fiscal Year Ended February 29, 2012	Fiscal Year Ended February 28, 2011	Fiscal Year Ended February 28, 2010
Multi-Advisor International Equity Fund
Causeway**	MLPF&S	N/A	N/A	$33,848
Investment Manager	MLPF&S	$4,790	—	—
Marsico	MLPF&S	$30,259	$151,288	$106,469
Threadneedle***	MLPF&S	$85,096	N/A	N/A
	Citi	$374,211	N/A	N/A

Fund	Broker/Dealer*	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Certain Broker-Dealers During the Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commissions Effected Through the Broker-Dealers During the Most Recent Fiscal Year
Multi-Advisor International Equity Fund
Investment Manager	MLPF&S	0.47%	0.25%
Marsico	MLPF&S	2.78%	1.77%
Threadneedle***	MLPF&S	3.38%	1.87%
	Citi	14.88%	45.03%

*	Prior to May 1, 2010, MLPF&S (as of January 1, 2009) and other broker-dealers affiliated with BANA were affiliated broker-dealers of the Fund by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Funds entered into a new investment management services with the Investment Manager. However, BANA, on behalf of its accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to MLPF&S after May 1, 2010.
**	Causeway served as co-investment subadviser to approximately half of the assets of Multi-Advisor International Equity Fund until July 8, 2009. At that time, the Previous Adviser assumed primary responsibility for making day-to-day investment decisions for the portion of Multi-Advisor International Equity Fund previously subadvised by Causeway.
***	Threadneedle began managing a portion of Multi-Advisor International Equity Fund’s assets on April 11, 2011.

b)	The section BROKERAGE ALLOCATION AND OTHER PRACTICES — Directed Brokerage is modified by deleting the table entry for Columbia Multi-Advisor International Equity Fund and replacing it with the following:

Fund	Amount of Transactions	Related Commissions
Multi-Advisor International Equity Fund	$2,050,061,867	$2,764,225

IV. REMOVAL OF FUNDS FROM SAI

Effective June 1, 2013, this SAI no longer includes Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia LifeGoal® Growth Portfolio and Columbia Masters International Equity Portfolio. Accordingly, all references to these Funds in this SAI are deleted in their entirety. Copies of the these Funds’ current SAI may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at columbiamanagement.com.

Shareholders should retain this Supplement for future reference.

SUP905_00_001_(06/13)